Business Combinations and Asset Acquisition (Details 3) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Combinations [Abstract]
Total revenues	$ 1,982,453	$ 7,683,545	$ 9,522,995
Net loss	$ (900,173)	$ (2,667,016)	$ (12,720,021)